Material Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2025
Disclosure of significant accounting policies [abstract]
Basis of Preparation	Basis of Preparation
The consolidated financial statements of the Group have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).
The financial statements have been prepared on a historical cost basis, except for the following:
•Certain financial assets and liabilities (including derivative instruments)
•Defined benefit pension plans – plan assets measured at fair value
The preparation of the consolidated financial statements requires the use of critical accounting estimates. Management also needs to exercise judgement in applying the Group’s accounting policies. The areas involving a higher degree of judgment or complexity, or areas where assumptions and estimates are significant to the consolidated financial statements are disclosed in Note 3.
Changes in Accounting Policy and Disclosures	Changes in Accounting Policy and Disclosures
(1) New and amended standards and interpretations adopted by the Group
The Group has the following standards and interpretations for the first time for their annual reporting period commencing January 1, 2025.

- IAS 21 The Effects of Changes in Foreign Exchange Rates and IFRS1 First-time adoption of International Financial Reporting Standards (Amendment) – Lack of Exchangeability
The amendments specify how to assess whether a currency is exchangeable, and how to determine the exchange rate when it is not.

(2) New and revised standards and interpretations in issue but not yet effective or adopted by the Group
At the date of authorization of these financial statements, the Group has not applied the following new and amended IFRS standards that have been issued but are not yet effective:

- IFRS 9 Financial Instruments and IFRS 7 Financial Instruments: Disclosures – Amendments to Classification and measurement requirements of financial instruments
The amendments in Amendments to the Classification and Measurement of Financial Instruments (Amendments to IFRS 9 and IFRS 7) are:

Derecognition of a financial liability settled through electronic transfer
The amendments permit an entity to deem a financial liability (or part of a financial liability) that is settled using an electronic payment system to be discharged (and derecognized) before the settlement date if specified criteria are met. If an entity elects to apply this accounting policy, it must do so for all settlements made through the same electronic payment system.

Classification of financial assets
▪Contractual terms that are consistent with a basic lending arrangement.
The amendments provide guidance on how an entity should assess whether contractual cash flows of a financial asset are consistent with a basic lending arrangement. This is intended to assist an entity to apply the requirements for assessing contractual cash flow characteristics to financial assets with features linked to environmental, social and governance (ESG) concerns.

•Assets with non-recourse features.
The amendments enhance the description of the term ‘non-recourse’, in particular to specify that a financial asset has non-recourse features if an entity’s ultimate right to receive cash flows is contractually limited to the cash flows generated by specified assets.

▪Contractually linked instruments.
The amendments clarify the characteristics of contractually linked instruments that distinguish them from other transactions. Specifically, the amendments highlight that in such instruments a prioritization of payments to the holders of financial assets using multiple contractually linked instruments (tranches) is established through a waterfall payment structure, resulting in concentrations of credit risk and a disproportionate allocation of losses between the holders of different tranches. The amendments also note that not all transactions with multiple debt instruments meet the criteria of transactions with multiple contractually linked instruments. In addition, the amendments clarify that the reference to instruments in the underlying pool can include financial instruments that are not within the scope of the classification requirements.

Disclosures
▪Investments in equity instruments designated at FVTOCI.
The requirements in IFRS 7 are amended to require an entity to disclose the fair value gain or loss presented in other comprehensive income during the period, showing separately the fair value gain or loss that relates to investments derecognized in the period and the fair value gain or loss that relates to investments held at the end of the period.

▪Contractual terms that could change the timing or amount of contractual cash flows.
The amendments require an entity to disclose the contractual terms that could change the timing or amount of contractual cash flows on the occurrence (or non-occurrence) of a contingent event that does not relate directly to changes in a basic lending risks and costs. The requirements apply to each class of financial asset measured at amortized cost or FVTOCI and each class of financial liability measured at amortized cost.

The amendments are applied retrospectively for annual reporting periods beginning on or after 1 January 2026 with earlier application permitted. If an entity elects to apply these amendments for an earlier period, it is required to either:
•Apply all the amendments at the same time and disclose that fact or
•Apply only the amendments to the classification of financial assets for that earlier period and disclose that fact.

The amendments are required to be applied retrospectively, in accordance with IAS 8, with specific exceptions.

- IFRS 1 First-time adoption of International Financial Reporting Standards – Hedging accounting by a first-time adopter

For consistency with the requirements in IFRS 9, IFRS 1:B6 were amended to refer to the ‘qualifying criteria’ for hedge accounting(instead of the ‘conditions’) and to add cross-references to IFRS 9:6.4.1 to improve the understandability of IFRS 1.
The amendments are effective for annual reporting periods beginning on or after 1 January 2026, with earlier application permitted.

- IFRS 7 Financial Instruments: Disclosures – Gain or loss on derecognition

The amendments remove an obsolete cross-reference in IFRS 7:B38 to a paragraph that had been deleted when IFRS 13 was issued and aligned the wording of this paragraph with the terms used in IFRS 13.

Guidance on implementing IFRS 7—Disclosure of deferred difference between fair value and transaction price

The amendments update IFRS 7:IG14 to make the wording of that paragraph consistent with IFRS 7:28 and improve the internal consistency of the wording in the example in IAS 7:IG14.

Guidance on implementing IFRS 7—Introduction and credit risk disclosures

The amendments add a statement to IFRS 7:IG1 clarifying that the guidance does not necessarily illustrate all the requirements in the referenced paragraphs of IFRS 7. The amendments also simplify the explanation of the aspects of the requirements that are not illustrated in IFRS 7:IG20B.
The amendments are effective for annual reporting periods beginning on or after 1 January 2026, with earlier application permitted.

- IFRS 9 Financial Instruments – Derecognition of lease liabilities and Transaction price
The amendments add a cross-reference to IFRS 9:3.3.3 in IFRS 9:2.1(b)(ii) to clarify that when a lessee has determined that a lease liability has been extinguished in accordance with IFRS 9, the lessee is required to apply IFRS 9:3.3.3 and therefore recognize any resulting gain or loss in profit or loss.

Additionally, the amendments replace ‘their transaction price (as defined in IFRS 15)’ in IFRS 9:5.1.3 with ‘the amount determined by applying IFRS 15’ which may require a receivable to be measured at an amount that differs from the amount of the transaction price recognized as revenue. The reference to ‘transaction price’(as defined in IFRS 15) is deleted from Appendix A of IFRS 9.
The amendments are effective for annual reporting periods beginning on or after 1 January 2026, with earlier application permitted. An entity is required to apply the amendments to IFRS 9:2.1(b)(ii) to lease liabilities that are extinguished on or after the beginning of the annual reporting period in which the entity first applies that amendment.

- IFRS 10 Consolidated Financial Statements – Determination of ‘de facto agent’
The amendments address concerns that the requirements in IFRS 10:B73-B74 might, in some situations, be contradictory. IFRS 10:B73 refers to ‘de facto agents’ as parties acting on the investor’s behalf and states that the determination of whether other parties are acting as de facto agents requires judgement. However, the second sentence of IFRS 10:B74 includes more conclusive language and states that a party is a de facto agent when those that direct the activities of the investor have the ability to direct that party to act on the investor’s behalf. The amendments update IFRS 10:B74 to use less conclusive language and to clarify that the relationship described in IFRS 10:B74 is just one example of a circumstance in which judgement is required to determine whether a party is acting as a de facto agent.
The amendments are effective for annual reporting periods beginning on or after 1 January 2026, with earlier application permitted.

- IAS 7 Statement of Cash Flows: Cost method
The amendment replaces the term ‘cost method’ with ‘at cost’ in IAS 7:37 in line with the removal of the definition of ‘cost method’ from the IFRS Accounting Standards.
The amendments are effective for annual reporting periods beginning on or after 1 January 2026, with earlier application permitted.

- IFRS 9 Financial Instruments and IFRS 7 Financial Instruments: Disclosures (Amendment) - Contracts Referencing Nature-dependent Electricity
Amendments to IFRS 9 Financial Instruments
The following requirements of IFRS 9 are affected by the amendments:
•the “own-use” requirements in IFRS 9 are amended to include factors an entity is required to consider when applying IFRS 9: 2.4 to contracts to buy and take delivery of renewable electricity for which the source of production of the electricity is nature-dependent; and
•the hedge accounting requirements in IFRS 9 are amended to permit an entity using a contract for nature-dependent renewable electricity with specified characteristics as a hedging instrument:
▪to designate a variable volume of forecast electricity transactions as the hedged item if specified criteria are met; and
▪to measure the hedged item using the same volume assumptions as those used for the hedging instrument.

Amendments to IFRS 7 Financial Instruments: Disclosures

IFRS 7 was amended to introduce disclosure requirements about contracts for nature-dependent electricity with specified characteristics.
The amendments are effective for annual periods beginning on or after 1 January 2026, with earlier application permitted. The amendments to the “own use exemption” are required to be applied retrospectively in accordance with IAS 8 using the facts and circumstances at the date of initial application. The amendments to the hedge accounting requirements are to be applied prospectively to new hedging relationships designated on or after the date of initial application.

- IFRS 18 Presentation and Disclosures in Financial Statements
IFRS 18 replaces IAS 1, carrying forward many of the requirements in IAS 1 unchanged and complementing them with new requirements. In addition, some paragraphs from IAS 1 have been moved to IAS 8 and IAS 7. Furthermore, minor amendments have been made to IAS 7 and IAS 33 Earnings per Share.

IFRS 18 introduces new requirements to:
•present specified categories and defined subtotals in the statement of profit or loss
•provide disclosures on management-defined performance measures (MPMs) in the notes to the financial statements
•improve aggregation and disaggregation.

An entity is required to apply IFRS 18 for annual reporting periods beginning on or after 1 January 2027, with earlier application permitted. The amendments to IAS 7 and IAS 33, as well as the revised IAS 8 and IFRS 7, become effective when an entity applies IFRS 18. IFRS 18 requires retrospective application with specific transition provisions.
The Group is reviewing the impact of the above-listed amendments on the consolidated financial statements.
Consolidation	Consolidation
The Group has prepared the consolidated financial statements in accordance with IFRS 10 Consolidated Financial Statements.
(a) Subsidiaries
Subsidiaries are all entities (including special purpose entities (“SPEs”)) over which the Group has control. The Group controls an entity when the Group is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power to direct the activities of the entity. Subsidiaries are fully consolidated from the date on which control is transferred to the Group. They are deconsolidated from the date that control ceases.
The acquisition method of accounting is used to account for business combinations by the Group. The consideration transferred is measured at the fair values of the assets transferred, and identifiable assets acquired, and liabilities and contingent liabilities assumed in a business combination are measured initially at their fair values at the acquisition date. The Group recognizes any non-controlling interest in the acquired entity on an acquisition-by-acquisition basis either at fair value or at the non-controlling interest’s proportionate share of the acquired entity’s net identifiable assets. All other non-controlling interests are measured at fair values, unless otherwise required by other standards. Acquisition-related costs are expensed as incurred.
The excess of consideration transferred, amount of any non-controlling interest in the acquired entity and acquisition-date fair value of any previous equity interest in the acquired entity over the fair value of the net identifiable assets acquired is recognized as goodwill. If those amounts are less than the fair value of the net identifiable assets of the business acquired, the difference is recognized directly in the profit or loss as a bargain purchase.
Intercompany transactions, balances and unrealized gains on transactions among group companies are eliminated. Unrealized losses are also eliminated unless the transaction provides evidence of an impairment of the transferred asset. Accounting policies of subsidiaries have been changed where necessary to ensure consistency with the policies adopted by the Group.
(b) Changes in ownership interests in subsidiaries without loss of control
Any differences between the amount of the adjustment to non-controlling interest that do not result in loss of control and any consideration paid or received is recognized in a separate reserve within equity attributable to owners of the Controlling Company.
(c) Disposal of subsidiaries
When the Group ceases to have control over a subsidiary, any retained interest in the subsidiary is remeasured to its fair value with the change in carrying amount recognized in profit or loss.
(d) Associates
Associates are entities over which the Group has significant influence but does not possess control or joint control. Investments in associates are accounted for using the equity method of accounting, after initially being recognized at cost. Unrealized gains on transactions between the Group and its associates are eliminated to the extent of the Group’s interest in the associates. If the Group’s share of losses of an associate equals or exceeds its interest in the associate (including long-term interests that, in substance, form part of the Group’s net investment in the associate), the Group discontinues recognizing its share of further losses. After the Group’s interest is reduced to zero, additional losses are provided for, and a liability is recognized, only to the extent that the Group has incurred legal or constructive obligations or made payments on behalf of the associate. If there is an objective evidence of impairment for the investment in the associate, the Group recognizes the difference between the recoverable amount of the associate and its book amount as impairment loss. If an associate uses accounting policies other than those of the Group for transactions and events in similar circumstances, if necessary, adjustments shall be made to make the associate’s accounting policies conform to those of the Group when the associate’s financial statements are used by the Group in applying the equity method.
(e) Joint arrangements
A joint arrangement, wherein two or more parties have joint control, is classified as either a joint operation or a joint venture. A joint operator recognizes its direct right to the assets, liabilities, revenues, and expenses of joint operations and its share of any jointly held or incurred assets, liabilities, revenues, and expenses. A joint venture has rights to the net assets relating to the joint venture and accounts for that investment using the equity method.
Segment Reporting	Segment ReportingInformation of each operating segment is reported in a manner consistent with the business segment reporting provided to the chief operating decision-maker (Note 35). The chief operating decision-maker is responsible for allocating resources and assessing performance of the operating segments.
Foreign Currency Translation	Foreign Currency Translation
(a) Functional and presentation currency
Items included in the financial statements of each entities in the Group are measured using the currency of the primary economic environment in which each entity operates (its functional currency). The consolidated financial statements are presented in Korean won, which is the presentation currency for the consolidated financial statements.
(b) Transactions and balances
Foreign currency transactions are translated into the functional currency using the exchange rates at the dates of the transactions. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation of monetary assets and liabilities denominated in foreign currencies at year end exchange rates are generally recognized in profit or loss. They are deferred in other comprehensive income if they relate to qualifying cash flow hedges and qualifying effective portion of net investment hedges or are attributable to monetary part of the net investment in a foreign operation.
Foreign exchange gains and losses that relate to financial instruments are presented in the statement of profit or loss, within finance costs. All other foreign exchange gains and losses are presented in the statement of profit or loss within ‘other income’ or ‘other expense’.
Non-monetary items that are measured at fair value in a foreign currency are translated using the exchange rates at the date when the fair value was determined. Translation differences on assets and liabilities carried at fair value are reported as part of the fair value gain or loss. For example, translation differences on non-monetary assets and liabilities, such as equities held at fair value through profit or loss, are recognized in profit or loss as part of the fair value gain or loss and translation differences on non-monetary assets, such as equities classified as available-for-sale financial assets, are recognized in other comprehensive income.
Financial Assets	Financial Assets
(a) Classification
The Group classifies its financial assets in the following measurement categories:
•those to be measured at fair value through profit or loss
•those to be measured at fair value through other comprehensive income
•those to be measured at amortized cost
The classification depends on the Group’s business model for managing the financial assets and the contractual terms of the cash flows.
For financial assets measured at fair value, gains and losses will either be recorded in profit or loss or other comprehensive income. For investments in debt instruments, this will depend on the business model in which the investment is held. The Group reclassifies debt investments when, and only when, its business model for managing those assets changes.
For investments in equity instruments that are not held for trading, this will depend on whether the Group has made an irrevocable election at the time of initial recognition to account for the equity investment at fair value through other comprehensive income. Changes in fair value of the investments in equity instruments that are not accounted for as other comprehensive income are recognized in profit or loss.
(b) Measurement
At initial recognition, the Group measures a financial asset at its fair value plus, in the case of a financial asset not at fair value through profit or loss, transaction costs that are directly attributable to the acquisition of the financial asset. Transaction costs of financial assets carried at fair value through profit or loss are expensed in profit or loss.
Financial assets with embedded derivatives are considered in their entirety when determining whether their cash flows are solely payment of principal and interest.
A. Debt instruments
Subsequent measurement of debt instruments depends on the Group’s business model for managing the asset and the cash flow characteristics of the asset. The Group classifies its debt instruments into one of the following three measurement categories:
•Amortized cost: Assets that are held for collection of contractual cash flows where those cash flows represent solely payments of principal and interest are measured at amortized cost. A gain or loss on a debt investment that is subsequently measured at amortized cost and is not part of a hedging relationship is recognized in profit or loss when the asset is derecognized or impaired. Interest income from these financial assets is included in ‘finance income’ using the effective interest rate method.
•Fair value through other comprehensive income: Assets that are held for collection of contractual cash flows and for selling the financial assets, where the assets’ cash flows represent solely payments of principal and interest, are measured at fair value through other comprehensive income. Movements in the carrying amount are taken through other comprehensive income, except for the recognition of impairment loss (and reversal of impairment loss), interest income and foreign exchange gains and losses which are recognized in profit or loss. When the financial asset is derecognized, the cumulative gain or loss previously recognized in other comprehensive income is reclassified from equity to profit or loss. Interest income from these financial assets is included in ‘finance income’ using the effective interest rate method. Foreign exchange gains and losses are presented in ‘finance income’ or ‘finance costs’ and impairment loss in ‘finance costs’ or ‘operating expenses’.
•Fair value through profit or loss: Assets that do not meet the criteria for amortized cost or fair value through other comprehensive income are measured at fair value through profit or loss. A gain or loss on a debt investment that is subsequently measured at fair value through profit or loss and is not part of a hedging relationship is recognized in profit or loss and presented net in the statement of profit or loss within ‘finance income’ or ‘finance costs’ in the period in which it arises.
B. Equity instruments
The Group subsequently measures all equity investments at fair value. Where the Group’s management has elected to present fair value gains and losses on equity investments in other comprehensive income, there is no subsequent reclassification of fair value gains and losses to profit or loss following the derecognition of the investment. Dividend income from such investments continue to be recognized in profit or loss as ‘finance income’ when the Group’s right to receive payments is established.
Changes in the fair value of financial assets at fair value through profit or loss are recognized in ‘finance income’ or ‘finance costs’ in the statement of profit or loss as applicable. Impairment loss (reversal of impairment loss) on equity investments, measured at fair value through other comprehensive income, are not reported separately from other changes in fair value.
(c) Impairment
The Group assesses on a forward-looking basis the expected credit losses associated with its debt instruments carried at amortized cost and fair value through other comprehensive income.
The impairment methodology applied depends on whether there has been a significant increase in credit risk. For trade receivables and lease receivables, the Group applies the simplified approach, which requires expected lifetime credit losses to be recognized from initial recognition of the receivables.
(d) Recognition and derecognition
Regular way purchases and sales of financial assets are recognized or derecognized on trade-date, the date on which the Group commits to purchase or sell the asset. Financial assets are derecognized when the rights to receive cash flows from the financial assets have expired or have been transferred and the Group has transferred substantially all the risks and rewards of ownership.
If a transfer does not result in derecognition because the Group has retained substantially all the risks and rewards of ownership of the transferred asset, the Group continues to recognize the transferred asset in its entirety and recognizes a financial liability for the consideration received.
(e) Offsetting of financial instruments
Financial assets and liabilities are offset and the net amount reported in the statements of financial position where there is a legally enforceable right to offset the recognized amounts and there is an intention to settle on a net basis or realize the assets and settle the liability simultaneously. The legally enforceable right must not be contingent on future events and must be enforceable in the normal course of business and in the event of default, insolvency or bankruptcy of the Group or the counterparty.
Derivative Instruments	Derivative Instruments
Derivatives are initially recognized at fair value on the date a derivative contract is entered into and are subsequently remeasured to their fair value at the end of each reporting period. The accounting treatment for subsequent changes in fair value depends on whether the derivative is designated as a hedging instrument, and if so, the nature of the item being hedged. The Group has hedge relationships and designates certain derivatives as:
•hedges of a particular risk associated with the cash flows of recognized assets and liabilities and highly probable forecast transactions (cash flow hedges)
At inception of the hedge relationship, the Group documents the economic relationship between hedging instruments and hedged items including whether changes in the cash flows of the hedging instruments are expected to offset changes in the cash flows of hedged items.
The fair values of derivative financial instruments designated in hedge relationships are disclosed in Note 37.
The full fair value of a hedging derivative is classified as a non-current asset or liability when the remaining maturity of the hedged item is more than 12 months; it is classified as a current asset or liability when the remaining maturity of the hedged item is less than 12 months. A non-derivative financial asset and a non-derivative financial liability is classified as a current or non-current based on its expected maturity and its settlement, respectively.
The effective portion of changes in fair value of derivatives that are designated and qualify as cash flow hedges is recognized in the cash flow hedge reserve within equity to the limit of the cumulative change in fair value (present value) of the hedge item (the present value of the cumulative change in the future expected cash flows of the hedged item) from the inception of the hedge. The ineffective portion is recognized in ‘finance income (costs)’.
Amounts of changes in fair value of effective hedging instruments accumulated in equity are recognized as ‘finance income (costs)’ for the periods when the corresponding transactions affect profit or loss.
When a hedging instrument expires, or is sold, terminated, exercised, or when a hedge no longer meets the criteria for hedge accounting, any accumulated cash flow hedge reserve at that time remains in equity until the forecast transaction occurs, resulting in the recognition of a non-financial asset such as inventory. When the forecast transaction is no longer expected to occur, the cash flow hedge reserve and deferred costs of hedging that were reported in equity are immediately reclassified to profit or loss.
Trade Receivables	Trade ReceivablesTrade receivables are recognized initially at the amount of consideration that is unconditional, unless they contain significant financing components when they are recognized at fair value. Trade receivables are subsequently measured at amortized cost using the effective interest method, less loss allowance. See Note 6 for further information about the Group’s accounting treatment for trade receivables and Note 2.6 (c) for a description of the Group’s accounting policy on impairment.
Inventories	InventoriesInventories are stated at the lower of cost and net realizable value. Cost is determined using the moving average method, except for inventories in-transit(specific identification method).
Property and Equipment	Property and Equipment
Property and equipment are stated at historical cost less accumulated depreciation and accumulated impairment losses. Historical cost includes expenditures that is directly attributable to the acquisition of the items.
Depreciation of all property and equipment, except for land, is calculated using the straight-line method to allocate their cost, net of their residual values, over their estimated useful lives as follows:

Useful Life
Buildings	5 – 40 years
Structures	5 – 40 years
Machinery and equipment (Telecommunications equipment and others)	2 – 40 years
Vehicles	4 – 10 years
Tools	3 – 6 years
Office equipment	2 – 8 years
The depreciation method, residual values, and useful lives of property and equipment are reviewed at the end of each reporting period and, if appropriate, accounted for as changes in accounting estimates.
Investment Property	Investment PropertyReal estate held for rental income or investment gains is classified as investment property and right-of-use asset. An investment property is measured initially at its cost. After recognition as an asset, investment property is carried at cost less accumulated depreciation and impairment losses. Investment property, except for land, is depreciated using the straight-line method over their useful lives from 5 to 40 years.
Intangible Assets	Intangible Assets
(a) Goodwill
Goodwill is measured as explained in Note 2.3 (a) and goodwill arising from acquisition of subsidiaries and businesses is included in intangible assets. Goodwill is tested annually for impairment and carried at cost less accumulated impairment losses. Gains and losses on the disposal of subsidiaries and business include the carrying amount of goodwill relating to the subsidiaries and businesses sold.
For the purpose of impairment testing, goodwill acquired in a business combination is allocated to each of the CGUs, or group of CGUs, that is expected to benefit from the synergies of the combination. Goodwill is monitored at the operating segment level.
(b) Intangible assets excluding goodwill
Intangible assets, except for goodwill, are initially recognized at its historical cost, and carried at cost less accumulated amortization and accumulated impairment losses. Membership rights (condominium membership and golf membership), subscription rights, broadcast license, facility-use rights, and transportation rights that have indefinite useful life are not subject to amortization because there is no foreseeable limit to the period over which the assets are expected to be utilized. The Group amortizes intangible assets with a limited useful life using the straight-line method over the following periods:

Useful Life
Development costs	3 – 10 years
Software	3 – 10 years
Frequency usage rights	5 – 10 years
Others[1]	1 – 50 years
1Membership rights (condominium membership and golf membership), subscription rights, broadcast license, facility usage rights and transportation license included in others are classified as intangible assets with indefinite useful life.
Borrowing Costs	Borrowing CostsGeneral and specific borrowing costs that are directly attributable to the acquisition, construction or production of a qualifying asset are capitalized during the period of time that is required to complete and prepare the asset for its intended use or sale. Investment income earned on the temporary investment of specific borrowings on qualifying assets is deducted from the borrowing costs eligible for capitalization. Other borrowing costs are expensed in the period in which they are incurred.
Government Grants	Government GrantsGrants from the government are recognized at their fair value where there is a reasonable assurance that the grant will be received and the Group will comply with all attached conditions. Government grants related to assets are presented in the statement of financial position by setting up the grant as deferred income that is recognized in profit or loss on a systematic basis over the useful life of the asset. Grants related to income are deferred and are presented as a credit in the statement of profit or loss within ‘other income’.
Impairment of Non-Financial Assets	Impairment of Non-Financial AssetsGoodwill and intangible assets with indefinite useful life are tested annually for impairment at the end of each reporting period. If certain assets are deemed to be impaired, their recoverable amount is estimated in order to determine the impairment loss. The Group estimates the recoverable amount for each asset, and, in cases when the recoverable amount cannot be estimated for an asset, the recoverable amount of the cash generating unit to which the asset belongs is estimated. Corporate assets are allocated to individual cash generating units on a reasonable and consistent basis and if they cannot be allocated to individual cash generating units, they are allocated to the smallest group of cash generating units on a reasonable and consistent basis. An impairment loss is recognized for the amount by which the asset’s carrying amount exceeds its recoverable amount (higher of its fair value less costs of disposal and value in use). Impairment loss on non-financial assets other than goodwill are evaluated for reversal at the end of each reporting period.
Trade and Other Payables	Trade and Other PayablesTrade and other payables amounts represent liabilities for goods and services provided to the Group prior to the end of reporting period which are unpaid. Trade and other payables are presented as current liabilities, unless payment is not due within 12 months after the reporting period. They are recognized initially at their fair value and subsequently measured at amortized cost using the effective interest method.
Financial Liabilities	Financial Liabilities
(a) Classification and measurement
The Group’s financial liabilities at fair value through profit or loss are financial instruments held for trading. A financial liability is held for trading if it is incurred principally for the purpose of repurchasing in the near term. Derivatives that are not designated as hedging instruments or derivatives separated from financial instruments containing embedded derivatives are also categorized as held for trading.
The Group classifies non-derivative financial liabilities, except for financial liabilities at fair value through profit or loss, financial guarantee contracts and financial liabilities that arise when a transfer of financial assets does not qualify for derecognition, as financial liabilities carried at amortized cost and presented as ‘trade and other payables’, ‘borrowings’ and ‘other financial liabilities’ in the statement of financial position.
Borrowings are initially recognized as the amount obtained by subtracting the transaction cost incurred from the fair value and is then measured as amortized cost. The difference between the consideration received (net of transaction cost) and the redemption amount is recognized as profit or loss over the period using the effective interest rate method. Fees paid to receive the borrowing limit are recognized as transaction costs for loans to the extent that they are likely to be borrowed as part or all of the borrowing limit. In this case, the fee will be deferred until the draw-down occurs. There is a high possibility that borrowings will be executed as part or all of the borrowing limit agreement (relevant fees to the extent that there is no evidence) are recognized as assets as advance payments for liquidity services and amortized over the relevant borrowing limit period.
Preferred shares that require mandatory redemption at a particular date are classified as liabilities. Interest expenses on these preferred shares using the effective interest method are recognized in the statement of profit or loss as ‘finance costs’, together with interest expenses recognized from other financial liabilities.
Borrowings are classified as current liabilities unless the Group has an unconditional right to defer settlement of the liability for at least 12 months after the reporting period.
(b) Derecognition
Financial liabilities are removed from the statement of financial position when it is extinguished; for example, when the obligation specified in the contract is discharged or cancelled or expired or when the terms of an existing financial liability are substantially modified. The difference between the carrying amount of a financial liability extinguished or transferred to another party and the consideration paid (including any non-cash assets transferred or liabilities assumed) is recognized in profit or loss.
The Group’s financial liabilities at fair value through profit or loss are financial instruments held for trading and financial liabilities designated as at fair value through profit or loss. A financial liability is held for trading if it is incurred principally for the purpose of repurchasing in the near term. A derivative that is not a designated as hedging instruments and an embedded derivative that is separated are also classified as held for trading. Financial liabilities designated as at fair value through profit or loss are structured financial liabilities containing embedded derivatives issued by the Group.
Financial Guarantee Contracts	Financial Guarantee Contracts
Financial guarantee contracts are recognized as a financial liability at the time the guarantee is issued. The liability is initially measured at fair value, subsequently at the higher of the following amount, and the related liability is recognized as ‘other financial liabilities’ in the consolidated statement of financial position:
•the amount determined in accordance with the expected credit loss model under IFRS 9 Financial Instruments
•the amount initially recognized less, where appropriate, the cumulative amount of income recognized in accordance with IFRS 15 Revenue from Contracts with Customers
Employee Benefits	Employee Benefits
(a) Post-employment benefits
The Group operates both defined contribution and defined benefit pension plans.
A defined contribution plan is a pension plan under which the Group pays fixed contributions into a separate entity. The contributions are recognized as employee benefit expenses when an employee has rendered service.
A defined benefit plan is a pension plan that is not a defined contribution plan. Generally, post-employment benefits are payable after the completion of employment, and the benefit amount depended on the employee’s age, periods of service or salary levels. The liability recognized in the statement of financial position in respect of defined benefit pension plans is the present value of the defined benefit obligation at the end of the reporting period less the fair value of plan assets. The defined benefit obligation is calculated annually by independent actuaries using the projected unit credit method. The present value of the defined benefit obligation is determined by discounting the estimated future cash outflows using interest rates of high-quality corporate bonds that are denominated in the currency in which the benefits will be paid, and that have terms approximating to the terms of the related obligation. Remeasurement gains and losses arising from experience adjustments and changes in actuarial assumptions are recognized in the period in which they occur, directly in other comprehensive income.
Changes in the present value of the defined benefit obligation resulting from plan amendments or curtailments are recognized immediately in profit or loss as past service costs.
(b) Termination benefits
Termination benefits are payable when employment is terminated by the Group before the normal retirement date, or whenever an employee accepts voluntary redundancy in exchange for these benefits.
The Group recognizes termination benefits at the earlier of the following dates: when the entity can no longer withdraw the offer of those benefits or when the entity recognizes costs for a restructuring.
(c) Long-term employee benefits
Certain entities within the Group provide long-term employee benefits that are entitled to employees with service period for ten years and above. The expected costs of these benefits are accrued over the period of employment using the same accounting methodology as used for defined benefit pension plans. The Group recognizes service cost, net interest on other long-term employee benefits and remeasurements as profit or loss for the year. These liabilities are valued annually by an independent qualified actuary.
Share-Based payments	Share-Based Payments
Equity-settled share-based payment is recognized at fair value of equity instruments granted, and employee benefit expense is recognized over the vesting period. At the end of each period, the Group revises its estimates of the number of options that are expected to vest based on the non-market vesting and service conditions. It recognizes the impact of the revision to original estimates, if any, in profit or loss, with a corresponding adjustment to equity.
The acquiree may have outstanding share-based payment transactions that the acquirer does not exchange for its share-based payment transactions. If vested, those acquiree share-based payment transactions are part of the non-controlling interest in the acquiree and are measured at their market-based measure. If unvested, the market-based measure of unvested share-based payment transactions is allocated to the non-controlling interest on the basis of the ratio of the portion of the vesting period completed to the greater of the total vesting period and the original vesting period of the share-based payment transaction. The balance is allocated to post-combination service.
Provisions	ProvisionsProvisions for service warranties, recoveries, litigations and claims, and others are recognized when the Group presently hold legal or constructive obligation as a result of past events, and when it is probable that an outflow of resources will be required to settle the obligation and the amount can be reliably estimated. Provisions are measured at the present value of management’s best estimate of the expenditure required to settle the present obligation at the end of the reporting period, and the increase in the provision due to the passage of time is recognized as interest expense.
Leases	Leases
(a) Lessee
The Group leases various repeater server racks, offices, communication line facilities, machinery, cars, and others.
Contracts may contain both lease and non-lease components. The Group allocates the consideration in the contract to the lease and non-lease components based on their relative stand-alone prices.
Assets and liabilities arising from a lease are initially measured on a present value basis. Lease liabilities include the net present value of the following lease payments:
•Fixed payments (including in-substance fixed payments), less any lease incentives receivable
•Variable lease payment that are based on an index or a rate, initially measured using the index or rate as at the commencement date
•Amounts expected to be payable by the Group (the lessee) under residual value guarantees
•The exercise price of a purchase option if the Group (the lessee) is reasonably certain to exercise that option, and
•Payments of penalties for terminating the lease, if the lease term reflects the Group (the lessee) exercising that option
Measurement of lease liability also includes payments to be made in optional periods if the lessee is reasonably certain to exercise an option to extend the lease.
The Group determines the lease term as the non-cancellable period of a lease, together with both (a) periods covered by an option to extend the lease if the lessee is reasonably certain to exercise that option; and (b) periods covered by an option to terminate the lease if the lessee is reasonably certain not to exercise that option. When the lessee and the lessor each has the right to terminate the lease without permission from the other party, the Group should consider a termination penalty in determining the period for which the contract is enforceable.
The lease payments are discounted using the interest rate implicit in the lease. If that rate cannot be determined, the lessee’s incremental borrowing rate is used, which is the rate that the lessee would have to pay to borrow the funds necessary to obtain an asset of similar value in a similar economic environment with similar terms and conditions.
The Group is exposed to potential future increases in variable lease payments based on an index or rate, which are not included in the lease liability until they take effect. When adjustments to lease payments based on an index or rate take effect, the lease liability is reassessed and adjusted against the right-of-use asset.
Each lease payment is allocated between the liability and finance cost. The finance cost is charged to profit or loss over the lease period in order to produce a constant periodic rate of interest on the remaining balance of the liability for each period.
Right-of-use assets are measured at cost comprising the following:
•the amount of the initial measurement of lease liability
•any lease payments made at or before the commencement date less any lease incentives received
•any initial direct costs (leasehold deposits)
•restoration costs
The right-of-use asset is depreciated over the shorter of the asset’s useful life and the lease term on a straight-line basis. If the Group is reasonably certain to exercise a purchase option, the right-of-use asset is depreciated over the underlying asset’s useful life.
Payments associated with short-term leases and leases of low-value assets are recognized on a straight-line basis as an expense in profit or loss. Short-term leases are leases with a lease term of 12 months or less, such as vehicles, machinery, and others. Low-value assets are comprised of tools, office equipment, and others.
(b) Lessor
Lease income from operating leases where the Group is a lessor is recognized in income on a straight-line basis over the lease term. Initial direct costs incurred in obtaining an operating lease are added to the carrying amount of the underlying asset and recognized as expense over the lease term on the same basis as lease income. The respective leased assets are included in the statement of financial position based on their nature.
(c) Extension and termination option
Extension and termination options are included in a number of property and equipment leases across the Group. These terms are used to maximize operational flexibility in terms of managing contracts. The majority of extension and termination options held are exercisable only by the Group and not by the respective lessor. Information on critical accounting estimates and assumptions related to the determination of the lease term is presented in Note 3.
Share Capital	Share Capital
The Controlling Company classifies ordinary shares as equity.
Where the Controlling Company purchases its own shares, the consideration paid, including any directly attributable incremental costs, is deducted from equity until the share are cancelled or reissued. When these treasury shares are reissued, any consideration received is included in equity attributable to the equity holders of the Controlling Company.
Revenue Recognition	Revenue Recognition
(a) Identifying performance obligations
The Group mainly provides telecommunication services and sells handsets. The Group identifies performance obligations with a customer such as providing telecommunication services, selling handsets, and others. Revenue from handsets is recognized when a performance obligation is satisfied by transferring promised goods to customers, and the revenue from telecommunication services is recognized over the estimated contract periods of each service by transferring promised services to customers.
(b) Allocation the transaction price and revenue recognition
The Group allocates the transaction price to each performance obligation identified in the contract based on a relative stand-alone selling prices of the goods or services being provided to the customer. To allocate the transaction price to each performance obligation on a relative stand-alone price basis, the Group determines the stand-alone selling price at contract inception of the distinct good or service underlying each performance obligation in the contract and allocates the transaction price on a relative stand-alone selling price basis. The stand-alone selling price is the price at which the Group would sell a promised good or service separately to the customer. The best evidence of a stand-alone selling price is the observable price of a good or service when the Group sells that good or service separately in similar circumstances and to similar customers. The Group recognizes the allocated amount as contract assets or contract liabilities, and amortizes it through the remaining period which is adjusted in operating income.
(c) Incremental contract acquisition costs
The Group pays commission fees when new customers subscribe to telecommunication services. The incremental contract acquisition costs are those commission fees that the Group incurs to acquire a contract with a customer that would not have been incurred if the contract had not been acquired. The Group recognizes the incremental contract acquisition costs as an asset and amortizes it over the expected period of benefit. However, as a practical expedient, the Group may recognize the incremental contract acquisition costs as an expense when it is incurred if the amortization period of the asset is one year or less.
(d) Commission fees
Commission fees are recognized when it is probable that future economic benefits will flow to the entity and these benefits can be reliably measured. Revenues are measured at the fair value of the consideration received.
Current and Deferred Income Tax	Current and Deferred Income Tax
The tax expense for the period consists of current and deferred tax. Current and deferred tax is recognized in profit or loss, except to the extent that it relates to items recognized in other comprehensive income or directly in equity. In this case, the tax is also recognized in other comprehensive income or directly in equity, respectively.
The current income tax expense is measured at the amount expected to be paid to taxation authorities, using the tax rates (and tax laws) that have been enacted or substantively enacted by the end of the reporting period.
Management periodically evaluates positions taken in tax returns with respect to situations in which applicable tax regulation is subject to interpretation, and considers whether it is probable that a taxation authority will accept an uncertain tax treatment. The Group measures its tax balances either based on the most likely amount or the expected value, depending on which method provides a better prediction of the resolution of the uncertainty.
Deferred income tax is provided in full, using the liability method, on temporary differences arising between the tax bases of assets and liabilities and their carrying amounts in the consolidated financial statements. However, deferred income tax is not accounted for if it arises from initial recognition of an asset or liability in a transaction other than a business combination that at the time of the transaction affects neither accounting profit nor taxable profit or loss.
Deferred tax assets are recognized only if it is probable that future taxable amount will be available to utilize those temporary differences and losses.
The Group recognizes a deferred tax liability for all taxable temporary differences associated with investments in subsidiaries, associates, and interests in joint arrangements, except to the extent that the Group is able to control the timing of the reversal of the temporary difference and it is probable that the temporary difference will not reverse in the foreseeable future. In addition, the Group recognizes a deferred tax asset for all deductible temporary differences arising from such investments to the extent that it is probable the temporary difference will reverse in the foreseeable future and taxable profit will be available against which the temporary difference can be utilized.
Deferred tax assets and liabilities are offset when there is a legally enforceable right to offset current tax assets and liabilities and when the deferred tax balances relate to the same taxation authority. Current tax assets and liabilities are offset when the Group has a legally enforceable right to offset and intends either to settle on a net basis, or to realize the assets and settle the liability simultaneously.
The Group is subject to Pillar Two income taxes. The impact of Pillar Two income taxes is described in Note 30.

Dividend	DividendDividend distribution to the Group’s shareholders is recognized as a liability in the financial statements in the period in which the dividends are approved by the Group’s shareholders.
Approval on Issuance of the Consolidated Financial Statements	Approval on Issuance of the Consolidated Financial Statements The consolidated financial statements of 2025 were approved for issuance by the Board of Directors on April 14, 2026.